Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	CervoMed Inc.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37942
Entity, Tax Identification Number	30-0645032
Entity, Address, Address Line One	20 Park Plaza, Suite 424
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	744-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRVO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001053691